Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-3

2.49% Exchange Note

Class A-1 0.78000% Asset Backed Notes

Class A-2A 1.35% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.61% Asset Backed Notes

Class A-4 1.78% Asset Backed Notes

Class B 1.97% Asset Backed Notes

Class C 2.38% Asset Backed Notes

Class D 2.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	03/01/19
End of Period:	03/31/19
Number of days in Interest Period (Actual/360):	33
Number of days in Collection Period:	31
Report Due Date:	04/18/19
Distribution Date:	04/22/19
Transaction Month:	31

2016-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	44,161	08/01/2016	09/22/2016	$1,084,350,400

Total	44,161			$1,084,350,400

RECONCILIATION OF 2016-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$248,846,088

{2} Reduction in Agg. Securitization Value due to payments				{2}	3,080,349
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	439,619
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	49,018,780
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	52,538,748

{7} End of period Aggregate Securitization Value					{7}	$196,307,340

{8} Pool Factor					{8}	18.103681%

RECONCILIATION OF 2016-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,056,000,000

{10} Beginning of period Exchange Note Balance					{10}	$220,495,688

{11} Exchange Note Principal Payment Amount					{11}	52,538,748

{12} End of period Exchange Note Balance					{12}	$167,956,940

{13} Note Pool Factor					{13}	15.905013%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$320,000,000	$75,000,000	$287,000,000	$89,300,000

{15} Beginning of period Note Balance	{15}	$0	$0	$0	$0	$22,228,420

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	0	0	22,228,420
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$0	$0	$0

{21} Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	0.000000%	0.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,740,000	$38,490,000	$29,820,000		$1,000,350,000

{23} Beginning of period Note Balance	{23}	$41,740,000	$38,490,000	$29,820,000		$132,278,420

{24} Noteholders’ Principal Distributable Amount	{24}	30,310,328	0	0		52,538,748
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$11,429,672	$38,490,000	$29,820,000		$79,739,672

{29} Note Pool Factor	{29}	27.383019%	100.000000%	100.000000%		7.971177%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$248,846,088

{31} Ending Designated Pool Balance	{31}	196,307,340
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	196,307,340

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$52,538,748

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$220,495,688	$0	2.49%	30	30/360	$457,529

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2016-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$4,111,019
{37} Net Liquidation Proceeds collected during period	{37}	54,203,412
{38} Investment Earnings	{38}	107,642
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(107,642)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	58,314,431

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	207,372
{43} To the 2016-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	457,529
{44} To the 2016-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	52,538,748
{45} To the 2016-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	5,110,782

{47} Total Distributions:	{47}	$58,314,431

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$248,846,088
{49} Ending Agg. Securitization Value	{49}	196,307,340
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	52,538,748

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	52,538,748

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$52,538,748

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.78000%	33	Actual/360	$0
{56}	Class A-2A	$0	0	1.35%	30	30/360	0
{57}	Class A-2B	$0	0	2.84775%	33	Actual/360	0
{58}	Class A-3	$0	0	1.61%	30	30/360	0
{59}	Class A-4	$22,228,420	0	1.78%	30	30/360	32,973
{60}	Class B	$41,740,000	0	1.97%	30	30/360	68,524
{61}	Class C	$38,490,000	0	2.38%	30	30/360	76,339
{62}	Class D	$29,820,000	0	2.48%	30	30/360	61,628

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-3 Exchange Note Collections	{63}	$52,996,277
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	107,642
{66} Investment Earnings - and amounts released from Reserve Account	{66}	10,743
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	53,114,662

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	32,973
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81} Class B Noteholders’ Interest Distributable Amount	{81}	68,524
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83} Class C Noteholders’ Interest Distributable Amount	{83}	76,339
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85} Class D Noteholders’ Interest Distributable Amount	{85}	61,628
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87} Noteholders’ Principal Distributable Amount	{87}	52,538,748
{88} To the Reserve Account, the Reserve Amount Required Amount	{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{89}	0
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining	{94}	335,825

{95} Total Distributions:	{95}	$53,114,662

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{96}	Class A	$22,228,420	$196,307,340	$0	$		53,081,064	$0
{97}	Class B	63,968,420	196,307,340	0			53,012,540	0
{98}	Class C	102,458,420	196,307,340	0			52,936,201	0
{99}	Class D	132,278,420	196,307,340	0			52,874,573	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{100} Excess Total Available Funds							{100}	$335,825

	{101} Beginning Note Balance					{101}	132,278,420
	{102} Principal payments through Indenture Section 8.3 (i) through (xvii)					{102}	52,538,748
	{103} Pro-Forma Note Balance						{103}	79,739,672

	{104} Ending Aggregate Securitization Value					{104}	196,307,340
	{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,567,668)					{105}	116,567,668
	{106} Required Pro Forma Note Balance {104} - {105}						{106}	79,739,672

{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}								{107}	0

{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance									{108}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{109} Ending Aggregate Securitization Value							{109}	$196,307,340
	{110} End of Period Note Balance							{110}	167,956,940
	{111} Overcollateralization							{111}	28,350,400
	{112} Overcollateralization %								{112}	14.44%

	Asset Backed Notes:
	{113} Ending Aggregate Securitization Value							{113}	196,307,340
	{114} End of Period Note Balance							{114}	79,739,672
	{115} Overcollateralization							{115}	116,567,668
	{116} Overcollateralization %								{116}	59.38%

	RECONCILIATION OF 2016-3 CASH RESERVE ACCOUNT
	{117} Specified Reserve Balance								{117}	$5,421,752

	{118} Beginning of Period Reserve Account balance								{118}	$5,421,752
	{119} Investment Earnings							{119}	10,743
{120} From the Indenture Collection Account, the Reserve Account Required Amount								{120}	0
{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount								{121}	0
	{122} Total Reserve balance available:								{122}	5,432,495

	{123} Specified Reserve Balance								{123}	5,421,752

	{124} Release Excess Cash to Indenture Collection Available Funds								{124}	10,743

	{125} End of period Reserve Account balance								{125}	$5,421,752

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{126} Receivables with Scheduled Payment delinquent 61 days or more							{126}	$1,586,267	0.81%
	{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90%)							{127}		Yes

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{128}	Yes
	{129} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{129}	Yes

By:	/s/Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	April 17, 2019

GM Financial

GMALT 2016-3

Supplemental Monthly Data

March 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$248,846,088	$235,900,306
Change	(52,538,748)	(49,094,541)
End of Period	$196,307,340	$186,805,765
Residual Value as % of Agg. Securitization Value		95.16%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	10,226	191,572,241	97.59%
31 - 60 days	170	3,148,832	1.60%
61 - 90 days	62	1,140,007	0.58%
91 - 120 days	19	446,260	0.23%
Total	10,477	196,307,340	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	157	3,204,897	4,944	123,527,091
Standard terminations	280	5,865,502	1,768	33,553,984
Total retained by lessee	437	9,070,399	6,712	157,081,075
Returned Vehicles
Early terminations	1,292	22,828,711	15,356	266,210,527
Standard terminations	931	17,119,670	9,774	164,755,761
Total returned to dealer	2,223	39,948,381	25,130	430,966,288
Charged off leases / Repossessed vehicles	26	439,619	1,840	37,186,507
Repurchases	0	0	1	15,164
Other	0	0	0	0
Total terminations	2,686	49,458,399	33,683	625,249,034

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	439,619	37,186,507
less: Sales proceeds	533,335	32,787,069
less: Excess wear and excess mileage received	52	4,813
less: Other amounts received	60,088	2,421,589

Net Credit (Gain) Loss	(153,856)	1,973,036

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	39,730,253	427,119,860
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	42,922,403	464,461,810
less: Excess wear and excess mileage received	136,472	898,782
less: Other recovery amounts	44,810	2,444,413

Residual (Gain) Loss	(3,373,432)	(40,685,145)

	Current Period	Prev. Month
Prepay Speed	1.4465%	0.7594%

Return Rate based on Scheduled to Terminate(2)	65.9840%	62.6897%

Return Rate based on Terminated Leases(3)	82.7625%	84.7948%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.